Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Software development
Opening balance	$ 39	$ 67
Additions	0	0
Depreciation	(23)	(28)
Closing balance	$ 16	$ 39